SHARE CAPITAL (Details 2)	Mar. 31, 2019 CAD ($) option yr	Dec. 31, 2018 CAD ($) option	Dec. 31, 2017 CAD ($) option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Quantity | option	8,839,713	9,894,211	9,861,114
Outstanding Remaining contractual life (years) | yr	3.21
Outstanding Weighted average exercise price | $	$ 2.50	$ 2.31	$ 1.76
Exercisable Quantity | option	5,259,354
Exercisable Weighted average exercise price | $	$ 1.88
0.175 - 0.43
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Quantity | option	310,000
Outstanding Remaining contractual life (years) | yr	1.77
Outstanding Weighted average exercise price | $	$ 0.36
Exercisable Quantity | option	310,000
Exercisable Weighted average exercise price | $	$ 0.36
0.44 - 0.50
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Quantity | option	1,500,000
Outstanding Remaining contractual life (years) | yr	1.07
Outstanding Weighted average exercise price | $	$ 0.45
Exercisable Quantity | option	1,500,000
Exercisable Weighted average exercise price | $	$ 0.45
0.51 - 0.94
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Quantity | option	996,197
Outstanding Remaining contractual life (years) | yr	2.50
Outstanding Weighted average exercise price | $	$ 0.72
Exercisable Quantity | option	917,028
Exercisable Weighted average exercise price | $	$ 0.72
0.95 - 1.25
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Quantity | option	838,890
Outstanding Remaining contractual life (years) | yr	3.17
Outstanding Weighted average exercise price | $	$ 1.21
Exercisable Quantity | option	505,418
Exercisable Weighted average exercise price | $	$ 1.20
1.26 - 1.49
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Quantity | option	321,251
Outstanding Remaining contractual life (years) | yr	3.21
Outstanding Weighted average exercise price | $	$ 1.43
Exercisable Quantity | option	142,783
Exercisable Weighted average exercise price | $	$ 1.42
1.50 - 3.40
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Quantity | option	1,499,875
Outstanding Remaining contractual life (years) | yr	4.37
Outstanding Weighted average exercise price | $	$ 2.98
Exercisable Quantity | option	442,625
Exercisable Weighted average exercise price | $	$ 2.88
3.41 - 4.23
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Quantity | option	657,250
Outstanding Remaining contractual life (years) | yr	4.70
Outstanding Weighted average exercise price | $	$ 3.77
Exercisable Quantity | option	140,250
Exercisable Weighted average exercise price | $	$ 3.83
4.24 - 4.25
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Quantity | option	2,001,250
Outstanding Remaining contractual life (years) | yr	3.73
Outstanding Weighted average exercise price | $	$ 4.25
Exercisable Quantity | option	1,028,750
Exercisable Weighted average exercise price | $	$ 4.25
4.26 - 5.44
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Quantity | option	365,000
Outstanding Remaining contractual life (years) | yr	4.36
Outstanding Weighted average exercise price | $	$ 4.62
Exercisable Quantity | option	97,500
Exercisable Weighted average exercise price | $	$ 4.66
5.45 - 6.68
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Quantity | option	350,000
Outstanding Remaining contractual life (years) | yr	3.91
Outstanding Weighted average exercise price | $	$ 5.69
Exercisable Quantity | option	175,000
Exercisable Weighted average exercise price | $	$ 5.69